Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Share Based Compensation Expenses [Table Text Block]
The amount of share-based compensation expenses included in applicable costs of sales and expense categories and related tax effects are summarized as follows:

	Year Ended December 31,
	2012	2013	2014

	(in thousands)

Cost of revenues	$176	235	121
Research and development	5,625	6,705	7,610
General and administrative	1,191	1,308	1,688
Sales and marketing	1,230	1,425	1,847
Total compensation recognized in income	$8,222	9,673	11,266
Income tax benefit	$1,886	2,170	2,437

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
RSUs activity under the long-term incentive plan during the periods indicated is as follows:

	Number of Underlying Shares for RSUs	Weighted Average Grant Date Fair Value

Balance at January 1, 2012	1,172,388	$2.68
Granted	5,522,279	1.95
Vested	(3,879,959)	2.10
Forfeited	(177,253)	2.81
Balance at December 31, 2012	2,637,455	1.99
Granted	867,771	10.15
Vested	(1,719,273)	5.70
Forfeited	(274,730)	1.92
Balance at December 31, 2013	1,511,223	2.47
Granted	1,219,791	9.27
Vested	(1,694,872)	6.44
Forfeited	(72,136)	2.06
Balance at December 31, 2014	964,006	4.11

Restricted Stock Units (Rsus) [Member]
Schedule Of Share Based Compensation Expenses [Table Text Block]
The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year Ended December 31,
	2012	2013	2014

	(in thousands)

Cost of revenues	$176	235	121
Research and development	5,605	6,686	7,610
General and administrative	1,184	1,307	1,688
Sales and marketing	1,230	1,425	1,847
Total compensation from RSUs	$8,195	9,653	11,266
Income tax benefit	$1,886	2,170	2,437

Himax Media Solutions [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The risk-free rates for the expected term of the options are based on the interest rate of 10 years and 5 years ROC central government bond at the time of grant for the 2007 plan and the 2009 plan, respectively.

	2007 plan	2009 plan
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	39.94%	51.52%
Expected term (years)	4.375	4.375
Risk-free interest rate	2.4776%	2%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock options activity during the periods indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balance at January 1, 2012	1,541,562	$1.696	1.803
Granted	9,750	1.856
Exercised	-	-
Forfeited	(372,187)	1.721
Balance at December 31, 2012	1,179,125	1.690	0.803
Granted	-	-
Exercised	-	-
Forfeited	(890,625)	1.834
Balance at December 31, 2013	288,500	1.244	-
Granted	-	-
Exercised	-	-
Forfeited	(11,250)	1.244
Balance at December 31, 2014	277,250	1.244	-
Exercisable at December 31, 2014	277,250	1.244

Imaging Taiwan [Member]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
Non-vested share activity of this award for Imaging Taiwan during the period indicated is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2012	1,877,079	$0.72
Vested	(699,967)	0.72
Forfeited	(821,365)	0.72
Balance at December 31, 2012	355,747	0.72
Vested	(181,448)	0.72
Forfeited	(143,160)	0.72
Balance at December 31, 2013	31,139	0.72
Vested	(31,139)	0.72
Forfeited	-	-
Balance at December 31, 2014	-	-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The risk-free rates for the expected term of the options are based on the interest rate of 3 years ROC central government bond at the time of grant.

	2012 plan	2013 plan
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	43.29%	39.50%
Expected term (years)	3.125	2.125
Risk-free interest rate	0.87%	0.85%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity during the periods indicated is as follows:

	Number	Weighted average exercise	Weighted average remaining contractual
	of shares	price	term

Balance at January 1, 2012	-	$-
Granted	1,115,000	1.004
Exercised	-	-
Forfeited	(65,000)	1.004
Balance at December 31, 2012	1,050,000	1.004	3.5
Granted	425,000	1.000
Exercised	-	-
Forfeited	(75,000)	1.004
Balance at December 31, 2013	1,400,000	1.003	2.5
Granted	-	-
Exercised	-	-
Forfeited	(90,000)	1.002
Balance at December 31, 2014	1,310,000	1.003	1.5
Exercisable at December 31, 2014	655,000	1.003